Investment Portfolio - Government and Corporate Securities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Abstract]
Summary of Investments In Argentine And Other Governments And Corporate Securities

	As of December 31,
	2022	2021
	(in thousands of pesos)

Government securities
In pesos:
Argentine Government bonds	156,496,037	128,559,737
Argentine Treasury bills	37,679,304	27,917,365
Liquidity Bills issued by the BCRA	483,510,689	209,779,172

Total government securities in pesos	677,686,030	366,256,274

In foreign currency:
Argentine Government bonds	3,788,200	3,152,459
Liquidity Bills issued by the BCRA	2,125,540	—

Total government securities in foreign currency	5,913,740	3,152,459

Total government securities	683,599,770	369,408,733

Corporate securities
Listed
Equity securities	60,468	70,288

Total corporate securities—listed	60,468	70,288

Unlisted
Debt securities	3,722,935	2,649,764

Total corporate securities—unlisted	3,722,935	2,649,764

Investment funds	3,926,704	3,710,885

Total investment funds	3,926,704	3,710,885

Summary of Group Held Securities In Excess

Issuer	Book value	Market value
	(in thousands of pesos)
BCRA	468,834,745	468,834,745
Argentine Government	198,012,723	198,013,805